Fair Value Measurements - Derivative Liability (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Beginning Balance of Warrant liabilities	$ 14,039,000
Change in fair value of warrant liabilities	742,000		$ 1,373,000
Ending Balance of Warrant liabilities	14,781,000		14,039,000
Cik0001812667 Cc Neuberger Principal Holdings Ii
Beginning Balance of Warrant liabilities	57,723,800	$ 51,338,600	51,338,600
Change in fair value of warrant liabilities	(31,180,800)	(2,969,600)
Ending Balance of Warrant liabilities	$ 24,886,000	$ 38,663,000	$ 57,723,800